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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, 27th Floor
                  San Francisco, California 94111-2702

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          January 14, 2008
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $1,023,483
                                          (thousands)


List of Other Included Managers:            NONE
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                           FORM 13F INFORMATION TABLE



                                                             VALUE       SHRS OR      SH/ PUT/INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT      PRN CALLDISCR    MNGRS  SOLE        SHARENONE
AGILENT TECHNOLOGIES INC       COM               00846U101         9,691      620,000 SH      SOLE                 620,000
AIR PRODS & CHEMS INC          COM               009158106        12,970      258,000 SH      SOLE                 258,000
ALEXANDER & BALDWIN INC        COM               014482103        11,452      457,000 SH      SOLE                 457,000
AMGEN INC                      COM               031162100        18,018      312,000 SH      SOLE                 312,000
AUTODESK INC                   COM               052769106        12,183      620,000 SH      SOLE                 620,000
AVALONBAY CMNTYS INC           COM               053484101        21,203      350,000 SH      SOLE                 350,000
BP PLC                         SPONSORED ADR     055622104        21,033      450,000 SH      SOLE                 450,000
BRE PROPERTIES INC             CL A              05564E106        16,788      600,000 SH      SOLE                 600,000
BANK NEW YORK MELLON CORP      COM               064058100        13,315      470,000 SH      SOLE                 470,000
BHP BILLITON LTD               SPONSORED ADR     088606108        21,450      500,000 SH      SOLE                 500,000
BOSTON PRPERTIES INC           COM               101121101        22,000      400,000 SH      SOLE                 400,000
CBS CORPORATION                CL A NEW          124857103         5,356      650,000 SH      SOLE                 650,000
CAMECO CORPORATION             COM               13321L108        18,975    1,100,000 SH      SOLE               1,100,000
CELGENE CORP                   COM               151020104        17,137      310,000 SH      SOLE                 310,000
CHEMTURA CORP                  COM               163893100         4,270    3,050,000 SH      SOLE               3,050,000
CHEVRON CORP                   COM NEW           166764100        25,889      350,000 SH      SOLE                 350,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209        10,899      900,000 SH      SOLE                 900,000
CONOCOPHILIPS                  COM               20825C104        25,900      500,000 SH      SOLE                 500,000
COSTCO WHSL CORP               COM NEW           22160K105        13,650      260,000 SH      SOLE                 260,000
DEVON ENERGY CORP              COM NEW           25179M103        19,713      300,000 SH      SOLE                 300,000
DISNEY WALT CO                 COM               254687106        12,933      570,000 SH      SOLE                 570,000
DUKE REALTY CORP               COM NEW           264411505        12,056    1,100,000 SH      SOLE               1,100,000
EQUITY ONE INC                 COM               294752100        15,930      900,000 SH      SOLE                 900,000
FEDERAL REALTY INVT TR         SH BEN INT NEW    313747206        24,832      400,000 SH      SOLE                 400,000
FLUOR CORP NEW                 COM NEW           343412102        13,685      305,000 SH      SOLE                 305,000
FOREST OIL CORP                COM               346091705        13,192      800,000 SH      SOLE                 800,000
FREEPORT-MCMORAN COPPER&GOLD   CL B              35671D857        19,552      800,000 SH      SOLE                 800,000
FRONTIER OIL CORP              COM               35914P105        14,272    1,130,000 SH      SOLE               1,130,000
GENENTECH INC                  COM NEW           368710406        17,328      209,000 SH      SOLE                 209,000
GENZYME CORP                   COM               372917104        17,190      259,000 SH      SOLE                 259,000
GILEAD SCIENCES INC            COM               375558103        15,853      310,000 SH      SOLE                 310,000
HARLEY DAVIDSON INC            COM               412822108        10,436      615,000 SH      SOLE                 615,000
HEWLETT PACKARD CO             COM               428236103        15,242      420,000 SH      SOLE                 420,000
ILLINOIS TOOL WKS INC          COM               452308109        14,546      415,000 SH      SOLE                 415,000
INTEL CORP                     COM               458140100        12,314      840,000 SH      SOLE                 840,000
JANUS CAP GROUP INC            COM               47102X105         9,877    1,230,000 SH      SOLE               1,230,000
JUNIPER NETWOKS INC            COM               48203R104        13,308      760,000 SH      SOLE                 760,000
KANSAS CITY SOUTHERN           COM NEW           485170302         9,811      515,000 SH      SOLE                 515,000
KIMCO REALTY CORP              COM               49446R109        18,280    1,000,000 SH      SOLE               1,000,000
LOCKHEED MARTIN CORP           COM               539830109        17,405      207,000 SH      SOLE                 207,000
MARINER ENERGY INC             COM               56845T305        12,240    1,200,000 SH      SOLE               1,200,000
MATTEL INC                     COM               577081102        13,200      825,000 SH      SOLE                 825,000
MORGAN STANLEY                 COM NEW           617446448        12,271      765,000 SH      SOLE                 765,000
MOSAIC CO                      COM               61945A107        14,186      410,000 SH      SOLE                 410,000
NACCO INDS INC CLASS A         CL A              629579103         6,060      162,000 SH      SOLE                 162,000
NACCO INDS INC CLASS B         CL A              629579202           299        8,000 SH      SOLE                   8,000
NATL SEMICONDUCTOR CORP        COM               637640103         9,315      925,000 SH      SOLE                 925,000
NUCOR CORP                     COM               670346105        23,562      510,000 SH      SOLE                 510,000
PARKER DRILLING CO             COM               701081101         8,903    3,070,000 SH      SOLE               3,070,000
PARKER HANNIFIN CORP           COM               701094104        13,187      310,000 SH      SOLE                 310,000
PATRIOT COAL CORP              COM               70336T104         5,625      900,000 SH      SOLE                 900,000
PEABODY ENERGY CORP            COM               704549104        20,475      900,000 SH      SOLE                 900,000
PENN RL ESTATE INVT            SH BEN INT        709102107         6,705      900,000 SH      SOLE                 900,000
PLAINS EXPL & PRODTN CO        COM               726505100        16,268      700,000 SH      SOLE                 700,000
PROLOGIS                       SHR BEN INT       743410102        15,279    1,100,000 SH      SOLE               1,100,000
QUALCOMM INC                   COM               747525103        14,977      418,000 SH      SOLE                 418,000
RYLAND GROUP INC               COM               783764103        16,256      920,000 SH      SOLE                 920,000
SANMINA SCI CORP               COM               800907107         1,438    3,060,000 SH      SOLE               3,060,000
SCHWAB CHARLES CORP            COM NEW           808513105        13,421      830,000 SH      SOLE                 830,000
STATE STR CORP                 COM               857477103        18,092      460,000 SH      SOLE                 460,000
SYMANTEC CORP                  COM               871503108        12,709      940,000 SH      SOLE                 940,000
TEMPLE INLAND INC              COM               879868107         7,234    1,507,000 SH      SOLE               1,507,000
TEXAS PAC LD TR                SUB CTF PROP I T  882610108         4,620      200,000 SH      SOLE                 200,000
UDR INC                        COM               902653104        17,927    1,300,000 SH      SOLE               1,300,000
URSTADT BIDDLE PPTYS INC       CL A              917286106         1,425      100,000 SH      SOLE                 100,000
URSTADT BIDDLE PPTYS INC       COM               917286205         1,593      100,000 SH      SOLE                 100,000
VIACOM INC                     CL A              92553P102        12,374      615,000 SH      SOLE                 615,000
VORNADO RLTY TR                SH BEN INT        929042109        24,140      400,000 SH      SOLE                 400,000
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101        19,810      700,000 SH      SOLE                 700,000
WEYERHAEUSER CO                COM               962166104        15,305      500,000 SH      SOLE                 500,000
WILLIAMS SONOMA INC            COM               969904101        10,336    1,315,000 SH      SOLE               1,315,000
XTO ENERGY INC                 COM               98385X106        21,162      600,000 SH      SOLE                 600,000
ISHARES SILVER TRUST           ISHARES           46428Q109         4,500      400,000 SH      SOLE                 400,000
SPDR GOLD TRUST                GOLD SHS          78463V107         8,655      100,000 SH      SOLE                 100,000



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